INCOME TAXES	12 Months Ended
Feb. 29, 2024
Income Taxes
INCOME TAXES [Text Block]

17. INCOME TAXES

The following table reconciles the amount of income tax recoverable on application of the combined statutory Canadian federal and provincial income tax rates:

	Year ended	Year ended
	February 29	February 28
	2024	2023
Combined statutory tax rate	27%	27%
Expected tax (recovery)	(10,774,000)	(9,630,000)
Impact of different statutory tax rates on earnings of subsidiaries	109,000	398,000
Permanent difference and other	5,251,000	3,399,000
Change in deferred tax asset not recognized	5,414,000	5,833,000
Net deferred tax recovery	-	-

Current income tax	-	-
Deferred tax recovery	-	-

The significant components of the Company's recognized deferred tax assets and liabilities are as follows:

	2024	2023
Deferred tax assets (liabilities)
Property and equipment	(33,000)	-
Non-capital losses	68,000	-
ROU asset	(27,000)	(37,435)
ROU liability	27,000	37,435
Short-term investment	(291,000)	-
Deferred gain on short-term investment	256,000	-
Net deferred tax assets	-	-

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2024 $	Range	2023 $	Range
Temporary Differences
Share issue costs	1,552,000	2045 to 2046	2,402,000	2044 to 2046
Property and equipment	702,000	No expiry date	547,000	No expiry date
Non-capital losses available for future period	73,536,000	See below	61,653,000	See below
Exploration and evaluation assets	38,254,000	No expiry date	24,590,000	No expiry date
Share based compensation	1,539,000	No expiry date	6,439,000	No expiry date
ROU liability	16,000	No expiry date	12,000	No expiry date
Investment in Surge Battery	1,234,000	No expiry date	-	-
Other Accruals	174,000	No expiry date	-	-

Non-capital losses by country
Canada	50,582,000	2026 to 2044	39,144,000	2026 to 2043
United States	22,954,000	2037 to indefinite	22,509,000	2037 to indefinite
Peru	-	-	-	-

Tax attributes are subject to review, and potential adjustments by tax authorities.